American Beacon TwentyFour Sustainable Short Term Bond Fund

Supplement dated March 15, 2023

to the

Prospectus and Summary Prospectus dated November 1, 2022

Effective immediately, the classification of the American Beacon TwentyFour Sustainable Short Term Bond Fund (the “Fund”) has changed from “non-diversified” to “diversified” within the meaning of the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable:

A.	On page 16 of the Prospectus and page 3 of the Summary Prospectus, under the heading “Fund Summaries – American Beacon TwentyFour Sustainable Short Term Bond Fund - Principal Investment Strategies,” the last sentence is deleted.

B.	On page 21 of the Prospectus and page 8 of the Summary Prospectus, under the heading “Fund Summaries - American Beacon TwentyFour Sustainable Short Term Bond Fund - Principal Risks,” “Non-Diversification Risk” is deleted.

C.	On page 33 of the Prospectus, under the heading “Additional Information About the Funds - Additional Information About Risks,” “Non-Diversification Risk” is deleted from the table.

D.	On page 45 of the Prospectus, under the heading “Additional Information About the Funds - Additional Information About Risks,” “Non-Diversification Risk” is deleted.

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American Beacon TwentyFour Sustainable Short Term Bond Fund

Supplement dated March 15, 2023

to the

Statement of Additional Information dated November 1, 2022

Effective immediately, the classification of the American Beacon TwentyFour Sustainable Short Term Bond Fund (the “Fund”) has changed from “non-diversified” to “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “Investment Company Act”). Accordingly, effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

A.	On page 1 of the Statement of Additional Information, under the heading “Organization and History of the Funds,” the third and fourth sentences are deleted and replaced with the following:

“Each Fund is “diversified” as defined by the Investment Company Act of 1940, as amended (the “Investment Company Act”).”

B.	On page 1 of the Statement of Additional Information, the “Non-Diversified Status” section is deleted.

C.	The Fund is now subject to the following investment restriction relating to certain diversification requirements under the Investment Company Act. Accordingly, on page 30 of the Statement of Additional Information, under the heading “Investment Restrictions – Fundamental Investment Restrictions,” item 7 under the introductory clause “No Fund may (unless otherwise indicated):” is deleted and replaced with the following:

“Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund’s total assets.”

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE